Share-Based Payments - Warrant Programs (Details) - EquityInstruments	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,279,086	2,575,586	2,518,086	1,661,500
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,279,086